Stock Options and Warrants - Series B Warrant Exercises - Additional Information (Detail) - USD ($)		12 Months Ended
	Jun. 20, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from exercise of warrants		$ 1,169,000	$ 339,000
Number of warrants exercised		517,035	39,295
Unexercised outstanding shares expired		206,815
Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from exercise of warrants		$ 83,388	$ 339,506
Number of warrants exercised		12,409	39,295
Unexercised outstanding shares expired	206,815